iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited)
June 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  — 0.3%
Hub Group, Inc., Class A .................... 12,694 $ 424,360
a
Automobile Components  — 1.4%
Dana, Inc. .............................. 33,980 582,757
LCI Industries ........................... 4,245 387,101
Patrick Industries, Inc. ..................... 9,962 919,194
1,889,052
a
Automobiles  — 0.2%
Winnebago Industries, Inc. .................. 8,385 243,165
a
Banks  — 45.3%
1st Source Corp. ......................... 11,843 735,095
Ameris Bancorp .......................... 12,984 840,065
Associated Banc-Corp. ..................... 29,134 710,578
Atlantic Union Bankshares Corp. .............. 55,992 1,751,430
Axos Financial, Inc.
(a)
...................... 13,166 1,001,143
Banc of California, Inc. ..................... 40,264 565,709
Bank of NT Butterfield & Son Ltd. (The) .......... 18,408 815,106
Banner Corp. ........................... 11,762 754,532
Berkshire Hills Bancorp, Inc. ................. 24,606 616,134
Brookline Bancorp, Inc. ..................... 54,717 577,264
Byline Bancorp, Inc. ....................... 25,291 676,029
Cadence Bank .......................... 22,167 708,901
Capitol Federal Financial, Inc. ................ 104,503 637,468
Cathay General Bancorp .................... 14,259 649,212
Central Pacific Financial Corp. ................ 29,578 829,071
Coastal Financial Corp.
(a)
................... 11,617 1,125,339
Community Trust Bancorp, Inc. ............... 14,550 769,986
ConnectOne Bancorp, Inc. .................. 27,957 647,484
CVB Financial Corp. ....................... 30,083 595,343
Dime Community Bancshares, Inc. ............. 24,974 672,800
Eagle Bancorp, Inc. ....................... 23,239 452,696
Eastern Bankshares, Inc. ................... 79,412 1,212,621
Enterprise Financial Services Corp. ............ 13,293 732,444
FB Financial Corp. ........................ 17,577 796,238
First Bancorp ........................... 17,714 781,010
First BanCorp ........................... 37,028 771,293
First Busey Corp. ......................... 25,936 593,545
First Commonwealth Financial Corp. ............ 40,826 662,606
First Financial Bancorp ..................... 25,432 616,980
First Financial Corp. ....................... 14,744 798,977
First Interstate BancSystem, Inc., Class A ........ 19,987 576,025
First Merchants Corp. ...................... 17,918 686,260
First Mid Bancshares, Inc. ................... 18,768 703,612
Flushing Financial Corp. .................... 37,964 451,012
Fulton Financial Corp. ...................... 40,740 734,950
German American Bancorp, Inc. ............... 18,401 708,623
Glacier Bancorp, Inc. ...................... 17,491 753,512
Hancock Whitney Corp. .................... 13,476 773,523
Hanmi Financial Corp. ..................... 30,713 757,997
Heritage Commerce Corp. ................... 58,852 584,400
Heritage Financial Corp. .................... 30,562 728,598
Hilltop Holdings, Inc. ....................... 17,577 533,462
Home BancShares, Inc. .................... 23,805 677,490
Hope Bancorp, Inc. ....................... 56,325 604,367
Horizon Bancorp, Inc. ...................... 46,674 717,846
Independent Bank Corp. .................... 10,154 638,534
Live Oak Bancshares, Inc. ................... 17,219 513,126
National Bank Holdings Corp., Class A .......... 16,750 629,968
NBT Bancorp, Inc. ........................ 15,729 653,540
Nicolet Bankshares, Inc. .................... 7,144 882,141
Northfield Bancorp, Inc. .................... 52,749 605,559
Security Shares Value
a
Banks (continued)
Northwest Bancshares, Inc. .................. 48,727 $ 622,731
OFG Bancorp ........................... 16,522 707,142
Old National Bancorp ...................... 34,283 731,599
Old Second Bancorp, Inc. ................... 36,626 649,745
Origin Bancorp, Inc. ....................... 17,266 617,087
Pacific Premier Bancorp, Inc. ................. 22,908 483,130
Pathward Financial, Inc. .................... 10,813 855,525
Peapack-Gladstone Financial Corp. ............ 19,434 549,011
Peoples Bancorp, Inc. ..................... 19,641 599,836
Provident Financial Services, Inc. .............. 63,925 1,120,605
QCR Holdings, Inc. ....................... 10,274 697,605
Renasant Corp. .......................... 19,033 683,856
S&T Bancorp, Inc. ........................ 18,407 696,153
Seacoast Banking Corp. of Florida ............. 22,699 626,946
Simmons First National Corp., Class A .......... 29,391 557,253
Southside Bancshares, Inc. .................. 17,368 511,140
Stellar Bancorp, Inc. ....................... 23,381 654,200
Texas Capital Bancshares, Inc.
(a)
.............. 8,463 671,962
Tompkins Financial Corp. ................... 10,175 638,278
Towne Bank ............................ 21,739 743,039
TriCo Bancshares ........................ 15,563 630,146
TrustCo Bank Corp. ....................... 18,266 610,450
Trustmark Corp. ......................... 22,939 836,356
UMB Financial Corp. ...................... 17,349 1,824,421
United Bankshares, Inc. .................... 18,067 658,181
Univest Financial Corp. ..................... 28,681 861,577
Valley National Bancorp .................... 58,234 520,030
Veritex Holdings, Inc. ...................... 27,770 724,797
WaFd, Inc. ............................. 19,257 563,845
Washington Trust Bancorp, Inc. ............... 18,932 535,397
Westamerica BanCorp ..................... 11,525 558,271
WSFS Financial Corp. ..................... 13,541 744,755
59,496,713
a
Building Products  — 1.9%
American Woodmark Corp.
(a)
................. 6,593 351,868
Insteel Industries, Inc. ...................... 15,357 571,434
Quanex Building Products Corp. ............... 17,695 334,436
Resideo Technologies, Inc.
(a)
................. 31,549 695,971
UFP Industries, Inc. ....................... 4,868 483,684
2,437,393
a
Chemicals  — 1.2%
AdvanSix, Inc. ........................... 16,039 380,926
Avient Corp. ............................ 14,113 455,991
Core Molding Technologies, Inc.
(a)
.............. 17,497 290,275
LSB Industries, Inc.
(a)(b)
..................... 48,727 380,071
1,507,263
a
Commercial Services & Supplies  — 2.2%
CoreCivic, Inc.
(a)
......................... 44,309 933,591
Interface, Inc. ........................... 50,813 1,063,516
MillerKnoll, Inc. .......................... 20,388 395,935
Steelcase, Inc., Class A .................... 44,627 465,459
2,858,501
a
Consumer Finance  — 1.4%
Green Dot Corp., Class A
(a)
.................. 35,785 385,762
LendingClub Corp.
(a)
....................... 81,718 983,068
PROG Holdings, Inc. ...................... 15,010 440,543
1,809,373
a
Consumer Staples Distribution & Retail  — 1.4%
Andersons, Inc. (The) ...................... 9,677 355,630
SpartanNash Co. ......................... 22,658 600,210

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
US Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
United Natural Foods, Inc.
(a)
.................. 35,253 $ 821,748
1,777,588
a
Containers & Packaging  — 0.4%
Greif, Inc., Class A, NVS .................... 7,461 484,890
a
Diversified Consumer Services  — 1.3%
Graham Holdings Co., Class B ................ 855 808,976
Perdoceo Education Corp. ................... 28,851 943,139
1,752,115
a
Diversified REITs  — 0.4%
Broadstone Net Lease, Inc. .................. 34,859 559,487
a
Electric Utilities  — 0.5%
ALLETE, Inc. ........................... 9,441 604,885
a
Electrical Equipment  — 0.2%
Atkore, Inc. ............................. 3,341 235,708
a
Electronic Equipment, Instruments & Components  — 1.4%
TTM Technologies, Inc.
(a)
.................... 38,702 1,579,816
Vishay Intertechnology, Inc. .................. 20,165 320,220
1,900,036
a
Energy Equipment & Services  — 2.6%
Aris Water Solutions, Inc., Class A ............. 49,948 1,181,270
DMC Global, Inc.
(a)
........................ 20,371 164,190
Helmerich & Payne, Inc. .................... 11,824 179,252
Oil States International, Inc.
(a)(b)
............... 59,556 319,220
Patterson-UTI Energy, Inc. .................. 36,017 213,581
Solaris Energy Infrastructure, Inc. .............. 46,762 1,322,897
3,380,410
a
Entertainment  — 0.4%
Marcus Corp. (The) ....................... 32,160 542,218
a
Financial Services  — 3.3%
Banco Latinoamericano de Comercio Exterior SA ... 23,513 947,574
Enact Holdings, Inc. ....................... 18,306 680,068
Essent Group Ltd. ........................ 10,541 640,155
Merchants Bancorp ....................... 17,983 594,698
NMI Holdings, Inc.
(a)
....................... 18,401 776,338
Radian Group, Inc. ........................ 19,852 715,069
4,353,902
a
Food Products  — 1.3%
Cal-Maine Foods, Inc. ...................... 10,295 1,025,691
Fresh Del Monte Produce, Inc. ................ 19,291 625,414
1,651,105
a
Ground Transportation  — 1.2%
ArcBest Corp. ........................... 4,904 377,657
Covenant Logistics Group, Inc., Class A .......... 22,736 548,165
Heartland Express, Inc. ..................... 33,933 293,181
Werner Enterprises, Inc. .................... 12,798 350,153
1,569,156
a
Health Care Providers & Services  — 0.7%
Fulgent Genetics, Inc.
(a)
.................... 18,642 370,603
Pediatrix Medical Group, Inc.
(a)
................ 39,220 562,807
933,410
a
Hotel & Resort REITs  — 0.6%
Apple Hospitality REIT, Inc. .................. 32,495 379,216
RLJ Lodging Trust ........................ 50,917 370,676
749,892
a
Security Shares Value
a
Hotels, Restaurants & Leisure  — 0.2%
Target Hospitality Corp.
(a)
................... 31,390 $ 223,497
a
Household Durables  — 3.8%
Beazer Homes USA, Inc.
(a)
.................. 20,011 447,646
Century Communities, Inc. .................. 7,465 420,429
Ethan Allen Interiors, Inc. ................... 16,672 464,315
KB Home .............................. 10,771 570,540
La-Z-Boy, Inc. ........................... 16,143 600,035
M/I Homes, Inc.
(a)
......................... 5,931 664,984
Meritage Homes Corp. ..................... 8,146 545,538
Taylor Morrison Home Corp.
(a)
................ 11,699 718,552
Tri Pointe Homes, Inc.
(a)
.................... 18,226 582,321
5,014,360
a
Independent Power and Renewable Electricity Producers  — 0.4%
Hallador Energy Co.
(a)(b)
..................... 34,569 547,227
a
Insurance  — 3.8%
CNO Financial Group, Inc. ................... 21,006 810,412
Employers Holdings, Inc. .................... 12,349 582,626
Enstar Group Ltd.
(a)
....................... 2,060 —
Horace Mann Educators Corp. ................ 16,792 721,552
James River Group Holdings Ltd. .............. 32,474 190,298
SiriusPoint Ltd.
(a)
......................... 48,511 989,139
Stewart Information Services Corp. ............. 11,381 740,903
Universal Insurance Holdings, Inc. ............. 35,555 985,940
5,020,870
a
Leisure Products  — 0.4%
JAKKS Pacific, Inc. ....................... 26,814 557,195
a
Machinery  — 0.9%
Titan International, Inc.
(a)(b)
................... 37,117 381,192
Wabash National Corp. ..................... 23,602 250,889
Worthington Enterprises, Inc. ................. 8,063 513,129
1,145,210
a
Marine Transportation  — 0.5%
Matson, Inc. ............................ 5,619 625,676
a
Media  — 0.6%
Stagwell, Inc., Class A
(a)(b)
................... 106,286 478,287
Thryv Holdings, Inc.
(a)
...................... 26,557 322,933
801,220
a
Metals & Mining  — 2.3%
Alpha Metallurgical Resources, Inc.
(a)
........... 1,919 215,849
Constellium SE, Class A
(a)
................... 27,389 364,274
Metallus, Inc.
(a)
.......................... 22,950 353,660
Ramaco Resources, Inc., Class A .............. 45,358 596,004
Ramaco Resources, Inc., Class B .............. 68 556
Ryerson Holding Corp. ..................... 17,136 369,624
SunCoke Energy, Inc. ...................... 49,111 421,863
Warrior Met Coal, Inc. ...................... 9,759 447,255
Worthington Steel, Inc. ..................... 8,063 240,519
3,009,604
a
Multi-Utilities  — 0.4%
Northwestern Energy Group, Inc. .............. 10,372 532,084
a
Office REITs  — 0.7%
Easterly Government Properties, Inc. ........... 17,445 387,279
JBG SMITH Properties ..................... 33,425 578,253
965,532
a

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Oil, Gas & Consumable Fuels  — 7.1%
Ardmore Shipping Corp. .................... 38,315 $ 367,824
Berry Corp. ............................. 60,790 168,388
California Resources Corp. .................. 8,900 406,463
CNX Resources Corp.
(a)
.................... 22,076 743,520
Core Natural Resources, Inc.
(b)
................ 8,625 601,508
CVR Energy, Inc. ......................... 14,648 393,299
Delek U.S. Holdings, Inc. ................... 17,546 371,624
Dorian LPG Ltd. .......................... 17,351 423,017
Golar LNG Ltd. .......................... 20,547 846,331
HighPeak Energy, Inc.
(b)
.................... 29,531 289,404
International Seaways, Inc. .................. 11,077 404,089
Magnolia Oil & Gas Corp., Class A ............. 21,758 489,120
Murphy Oil Corp. ......................... 10,992 247,320
Northern Oil & Gas, Inc. .................... 12,391 351,285
Par Pacific Holdings, Inc.
(a)
.................. 13,870 367,971
Riley Exploration Permian, Inc. ................ 15,680 411,286
Scorpio Tankers, Inc. ...................... 9,211 360,427
SM Energy Co. .......................... 12,572 310,654
Talos Energy, Inc.
(a)(b)
...................... 30,321 257,122
Teekay Tankers Ltd., Class A ................. 11,974 499,555
VAALCO Energy, Inc. ...................... 113,549 409,912
World Kinect Corp. ........................ 22,224 630,050
9,350,169
a
Paper & Forest Products  — 0.3%
Clearwater Paper Corp.
(a)
................... 13,751 374,577
a
Passenger Airlines  — 0.9%
SkyWest, Inc.
(a)
.......................... 11,886 1,223,901
a
Personal Care Products  — 0.1%
Medifast, Inc.
(a)
.......................... 6,689 93,980
a
Pharmaceuticals  — 0.6%
Innoviva, Inc.
(a)
.......................... 38,374 770,934
a
Professional Services  — 1.8%
Heidrick & Struggles International, Inc. .......... 19,923 911,677
Kelly Services, Inc., Class A, NVS ............. 27,404 320,901
Korn Ferry ............................. 10,508 770,552
Resources Connection, Inc. .................. 33,433 179,535
TrueBlue, Inc.
(a)
.......................... 33,980 220,190
2,402,855
a
Real Estate Management & Development  — 0.5%
Forestar Group, Inc.
(a)
...................... 18,503 370,060
RMR Group, Inc. (The), Class A ............... 20,330 332,396
702,456
a
Retail REITs  — 0.5%
Acadia Realty Trust ....................... 34,737 645,066
a
Semiconductors & Semiconductor Equipment  — 0.3%
Alpha & Omega Semiconductor Ltd.
(a)
........... 16,705 428,650
a
Specialty Retail  — 1.8%
American Eagle Outfitters, Inc. ................ 30,011 288,706
Arko Corp. ............................. 69,718 294,907
Asbury Automotive Group, Inc.
(a)
............... 2,167 516,916
Caleres, Inc. ............................ 17,332 211,797
Monro, Inc. ............................. 17,950 267,635
ODP Corp. (The)
(a)
........................ 10,801 195,822
Signet Jewelers Ltd. ....................... 6,942 552,236
2,328,019
a
Security Shares Value
a
Technology Hardware, Storage & Peripherals  — 0.1%
Xerox Holdings Corp. ...................... 31,771 $ 167,433
a
Trading Companies & Distributors  — 1.5%
BlueLinx Holdings, Inc.
(a)(b)
................... 6,072 451,635
Boise Cascade Co. ....................... 4,838 420,035
GMS, Inc.
(a)
............................. 7,792 847,380
Hudson Technologies, Inc.
(a)
................. 37,480 304,338
2,023,388
Total Long-Term Investments — 99.1%
(Cost: $135,953,805) ................................ 130,114,525
a
Short-Term Securities
Money Market Funds  —  2.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.47%
(c)(d)(e)
...................... 1,971,486 1,972,275
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.30%
(c)(d)
............................ 998,717 998,717
a
Total Short-Term Securities — 2.3%
(Cost: $2,970,676) .................................. 2,970,992
Total Investments — 101.4%
(Cost: $138,924,481) ................................ 133,085,517
Liabilities in Excess of Other Assets — (1.4)% ............... (1,785,956)
Net Assets — 100.0% ................................. $ 131,299,561
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
US Small Cap Value Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
  Shares Held
at 06/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 1,845,632  $ 127,010
(a)
$ —  $ (306) $ (61) $ 1,972,275  1,971,486  $ 3,821
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 3,416,923  —  (2,418,206)
(a)
—  —  998,717  998,717  14,651  —
$ (306) $ (61)
$ 2,970,992
$ 18,472  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 38 09/19/25 $ 416 $ 10,979
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depr e ciation)
Long Contracts
(a)
Cadence Bank ..................... JPMorgan Chase Bank NA USD 33,627 02/09/26 0.40% 1D OBFR01 Monthly $ 1,007
JBG SMITH Properties ................ JPMorgan Chase Bank NA 12,096 02/09/26 0.40% 1D OBFR01 Monthly (90)
Preferred Bank ..................... Goldman Sachs Bank USA 399,269 08/19/26 0.40% 1D FEDL01 Monthly 28,177
Preferred Bank ..................... HSBC Bank PLC 252,317 02/09/28 0.40% 1D OBFR01 Monthly 6,106
Provident Financial Services, Inc. ......... JPMorgan Chase Bank NA 14,559 02/09/26 0.40% 1D OBFR01 Monthly 570
WSFS Financial Corp. ................ Goldman Sachs Bank USA 205 08/18/26 0.40% 1D FEDL01 Monthly 15
WSFS Financial Corp. ................ HSBC Bank PLC 213 02/09/28 0.40% 1D OBFR01 Monthly 7
Total long positions of equity swaps 35,792
Net dividends and financing fees (1,222)
Total equity swap contracts including dividends and financing fees $ 34,570
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2025

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................ $ 130,114,525  $ —  $ —  $ 130,114,525
Short-Term Securities
Money Market Funds ..................................... 2,970,992  —  —  2,970,992
$ 133,085,517  $ —  $ —  $ 133,085,517
Derivative Financial Instruments
(a)
Assets
Equity Contracts ..........................................
$ 10,979  $ 35,882  $ —  $ 46,861
Liabilities
Equity Contracts ..........................................
—  (1,312) —  (1,312)
$ 10,979  $ 34,570  $ —  $ 45,549
a
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust